Schedule of Investments
March 31, 2024 (unaudited)
AmericaFirst Income Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 80.52%

Aerospace & Defense - 2.09%
RTX Corp.	4,033	393,338

Aluminum - 2.21%
Alcoa Corp.	12,342	417,036

Banks - 2.06%
Fifth Third Bancorp	5,208	193,790
U.S. Bancorp	4,345	194,222

		388,012

Biotechnology - 3.02%
Amgen, Inc.	1,359	386,391
Gilead Sciences, Inc.	2,494	182,686

		569,077

Cable & Other Pay Television Services - 1.64%
The Walt Disney Co. (2)	2,525	308,959

Capital Markets - 7.45%
PennantPark Floating Rate Capital Ltd.	33,127	376,985
T. Rowe Price Group, Inc.	2,014	245,547
The Bank of New York Mellon Corp.	6,784	390,894
The Blackstone Group, Inc.	2,980	391,483

		1,404,909

Computer Communications Equipment - 1.97%
Cisco Systems, Inc. (2)	7,456	372,129

Computer Storage Devices - 2.10%
Seagate Technology Holdings PLC	4,251	395,556

Containers & Packaging - 3.07%
Packaging Corporation of America	3,051	579,019

Diversified Telecommunication - 2.60%
Verizon Communications, Inc. (2)	11,678	490,009

Electric & Other Services Combined - 3.52%
Duke Energy Corp.	2,933	283,650
Edison International	2,710	191,678
FirstEnergy Corp	4,887	188,736
		664,064
		664,064

Finance Services - 4.80%
Jackson Financial, Inc.	9,123	603,395
Fidelity National Information Services, Inc.	4,064	301,468

		904,863

Food Products - 1.95%
Cal-Maine Foods, Inc.	6,246	367,577

Health Care Providers & Services - 2.07%
CVS Health Corp.	4,895	390,425

Household Products - 4.56%
Clorox Co.	2,440	373,588
Kenvue, Inc.	13,766	295,418
Kimberly-Clark Corp.	1,469	190,015

		859,021

IT Services - 3.37%
International Business Machines Corp.	3,329	635,706

Insurance - 2.60%
MetLife, Inc.	2,573	190,685
Principal Financial Group, Inc.	3,460	298,633

		489,318

Interactive Media & Services - 2.41%
Meta Platforms, Inc. Class A	934	453,532

Machinery - 1.07%
Stanley Black & Decker, Inc.	2,052	200,952

Marine Shipping - 1.97%
Ardmore Shipping Corp.	22,571	370,616

Measuring & Controlling Devices, NEC - 2.45%
Thermo Fisher Scientific, Inc.	795	462,062

Multi-Utilities - 1.55%
Public Service Enterprise Group, Inc.	4,369	291,762

Oil, Gas & Consumable Fuels - 6.69%
Exxon Mobil Corp.	3,761	437,179
Nordic American Tankers Ltd.	110,050	431,396
Phillips 66	2,404	392,669
		1,261,244
		1,261,244

Pharmaceutical Preparations - 1.00%
Viatris, Inc	15,729	187,804

Pharmaceuticals - 2.03%
Eli Lilly & Co.	491	381,978

Rental & Leasing Services - 1.00%
Global Ship Lease, Inc.	9,281	188,404

Retail-Family Clothing Stores - 1.53%
The TJX Companies, Inc. (2)	2,836	287,627

Semiconductors & Related Devices - 3.11%
Broadcom, Inc.	442	585,831

Services - Banking - 1.61%
Truist Financial Corp.	585,831	302,680

Surgical & Medical Instruments & Apparatus - 1.54%
Becton, Dickinson and Co.	1,175	290,754

Technology Hardware & Equipment - 1.52%
Dell Technologies, Inc. (2)	2,508	286,188

Total Common Stock	(Cost $ 13,460,633)	15,180,452

Real Estate Investment Trusts - 12.37%

Annaly Capital Management	9,468	186,425
Arbor Realty Trust, Inc.	14,491	192,006
AvalonBay Communities, Inc.	2,020	374,831
Equinix, Inc.	541	446,504
Equity Residential	4,458	281,344
Host Hotels & Resorts, Inc.	17,963	371,475
Safehold, Inc.	9,353	192,672
VICI Properties, Inc.	9,611	286,312

Total Real Estate Investment Trusts	(Cost $ 2,238,144)	2,331,569

Money Market Registered Investment Companies - 6.37%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.37% (3)	1,201,091	1,201,091

Total Money Market Registered Investment Companies	(Cost $ 1,201,091)	1,201,091

Total Investments - 99.26%	(Cost $ 17,176,543)	18,713,112

Other Assets Less Liabilities - 0.74%		139,399

Total Net Assets - 100.00%		18,852,512

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$18,713,112	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,713,112	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 28, 2024.